Basis of Presentation and General Information - Estimated fair values of the significant assets acquired and liabilities assumed on the date of the acquisition (Table) (Details) (USD $)
In Thousands, unless otherwise specified
	6 Months Ended	12 Months Ended
	Jul. 11, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 89,887
Restricted cash	6,381
Other current assets	13,906
Advances for vessel acquisition and vessels under construction	316,786
Vessels	426,000
Fair value of above market acquired charters	1,967
Total Assets acquired	854,927
Liabilities
Current liabilities, excluding current portion of long term bank debt and derivative financial liabilities	12,372
Long-term debt, including current portion	208,237
Derivative financial liabilities	5,728
Total Liabilities assumed	226,337
Net assets acquired	628,590
Consideration paid in common shares for Oceanbulk and Pappas Companies (51,988,494 shares issued)	616,272
Gain from bargain purchase	$ 12,318	$ 12,318	$ 0	$ 0